Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss [Abstract]
Details of financial liabilities at FVTPL

Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Financial instruments at fair value through profit or loss mandatorily measured at fair value	2,117,919	2,870,676
Financial liabilities at fair value through profit or loss designated as upon initial recognition	164,767	87,626

Total	2,282,686	2,958,302

Details of financial liabilities at fair value through profit or loss mandatorily measured at fair value

Financial liabilities at fair value through profit or loss mandatorily measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Deposits
Gold banking liabilities	27,058	27,530
Derivative liabilities	2,090,861	2,843,146

Total	2,117,919	2,870,676

Details of financial liabilities at fair value through profit or loss designated as upon initial recognition

Financial liabilities at fair value through profit or loss designated as upon initial recognition as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Equity-linked securities
Equity-linked securities in short position	164,767	87,626

Financial liabilities at fair value through profit or loss designated as upon initial recognition are designated in order to eliminate or significantly reduce accounting mismatch arising from recognition or measurement.

Differences between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition

The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Carrying amount	164,767	87,626
Nominal amount at maturity	217,280	97,503

Difference	(52,513)	(9,877)